Commitments and contingencies - Contingencies (Details)	12 Months Ended
	Jun. 30, 2019 USD ($)	Jan. 02, 2019 CNY (¥)	Jan. 02, 2019 USD ($)	Nov. 13, 2018 CNY (¥)	Nov. 13, 2018 USD ($)	Jun. 30, 2018 USD ($)
Loss Contingencies [Line Items]
Loss Contingency Accrual	$ 43,655
Loss Contingency, Non Accrual Amount	416,073
Short-term Non-bank Loans and Notes Payable	3,075,249					$ 4,907,512
Chongqing Zhouyang Shipping Co., Ltd
Loss Contingencies [Line Items]
Short-term Non-bank Loans and Notes Payable		¥ 20,000,000	$ 2,900,000	¥ 10,000,000	$ 1,500,000
Interest Expense, Debt	27,000
Interest Expense Debt, At Default Interest Rate 18 Percent	34,000
Legal Fees	18,000
Guarantee
Loss Contingencies [Line Items]
Loss Contingency, Non Accrual Amount	262,413
Commercial
Loss Contingencies [Line Items]
Loss Contingency, Non Accrual Amount	30,458
Leases
Loss Contingencies [Line Items]
Loss Contingency Accrual	21,974
Loss Contingency, Non Accrual Amount	115,933
Worker Compensation
Loss Contingencies [Line Items]
Loss Contingency Accrual	21,681
Loss Contingency, Non Accrual Amount	$ 7,269